FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Disclosure of capital structure
The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2025	2024
Corporate borrowings	$1,325	$2,142
Non-recourse borrowings in subsidiaries of the partnership	42,424	36,720
Cash and cash equivalents	(3,546)	(3,239)
Net debt	40,203	35,623
Total equity	15,311	17,308
Total capital	$55,514	$52,931
Net debt-to-capital ratio	72%	67%

Schedule of Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities as at December 31, 2025 and 2024. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	2025				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$5,825	$409	$432	$658	$7,324
Interest-bearing liabilities	4,261	7,065	28,913	19,595	59,834
Lease liabilities	241	200	265	251	957
____________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $5,680 million.

	2024				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$5,977	$408	$501	$1,751	$8,637
Interest-bearing liabilities	4,262	6,287	29,907	12,632	53,088
Lease liabilities	223	215	332	502	1,272
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $7,835 million.

Schedule of Disclosure of interest rate risk
As at December 31, 2025 and 2024, a 50 basis point increase or decrease in interest rates would have the following impact on the partnership’s profit measures on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2025	$47	$(47)	$(2)	$2
December 31, 2024	$35	$(35)	$(30)	$30

Schedule of Disclosure of foreign currency exposure
The following tables summarize the partnership’s currency exposure as at December 31, 2025 and 2024:

	2025
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,119	$969	$542	$1,411	$1,718	$1,828	$401	$1,055	$15,043
Non-current assets	28,001	7,271	2,195	5,079	8,978	6,292	776	2,126	60,718
	$35,120	$8,240	$2,737	$6,490	$10,696	$8,120	$1,177	$3,181	$75,761

Liabilities
Current liabilities	$3,216	$1,072	$575	$701	$1,386	$1,200	$382	$450	$8,982
Non-current liabilities	30,440	5,587	714	2,966	6,007	5,363	252	139	51,468
	$33,656	$6,659	$1,289	$3,667	$7,393	$6,563	$634	$589	$60,450

Interest of others in operating subsidiaries	343	768	884	1,366	2,379	1,102	393	1,885	9,120
Preferred securities	740	—	—	—	—	—	—	—	740
Unitholder equity	$381	$813	$564	$1,457	$924	$455	$150	$707	$5,451

	2024
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,505	$1,111	$637	$1,199	$1,620	$1,575	$740	$952	$15,339
Non-current assets	27,132	9,426	2,197	4,750	8,019	5,681	902	2,028	60,135
	$34,637	$10,537	$2,834	$5,949	$9,639	$7,256	$1,642	$2,980	$75,474

Liabilities
Current liabilities	$5,716	$1,839	$507	$715	$1,288	$909	$752	$440	$12,166
Non-current liabilities	23,152	7,634	738	4,061	5,357	4,583	354	121	46,000
	$28,868	$9,473	$1,245	$4,776	$6,645	$5,492	$1,106	$561	$58,166

Interest of others in operating subsidiaries	3,834	588	1,136	530	2,030	1,249	342	1,742	11,451
Preferred securities	740	—	—	—	—	—	—	—	740
Unitholder equity	$1,195	$476	$453	$643	$964	$515	$194	$677	$5,117

Schedule of Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(4)	$4	$(41)	$41
Canadian dollar	(3)	3	(86)	86
Brazilian real	(40)	40	(59)	59
Euro	92	(92)	(89)	89
Other	(64)	64	(136)	136

	December 31, 2024
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$14	$(14)	$(33)	$33
Canadian dollar	(9)	9	(5)	5
Brazilian real	(6)	6	(37)	37
Euro	72	(72)	(89)	89
Other	(187)	187	(122)	122

	December 31, 2023
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(84)	$84
Canadian dollar	(10)	10	(115)	115
Brazilian real	1	(1)	(23)	23
Euro	19	(19)	(109)	109
Other	(59)	59	(111)	111

Schedule of Disclosure of reconciliation of gross carrying amounts
The following table shows changes in the gross carrying amount of the partnership’s significant loans receivable portfolio for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Balance at January 1, 2024	$6,233	$563	$153	$6,949
New assets originated or purchased	2,441	168	19	2,628
Assets derecognized (excluding write-offs)	(2,137)	(216)	(94)	(2,447)
Transfers to stage 1	83	(76)	(7)	—
Transfers to stage 2	(577)	599	(22)	—
Transfers to stage 3	(57)	(91)	148	—
Amounts written-off (net of recovery)	(1)	(1)	(8)	(10)
Other	(266)	(38)	(13)	(317)
Foreign currency translation	(446)	(68)	(12)	(526)
Balance at December 31, 2024	$5,273	$840	$164	$6,277
New assets originated or purchased	2,158	106	9	2,273
Assets derecognized (excluding write-offs)	(2,217)	(339)	(89)	(2,645)
Transfers to stage 1	98	(92)	(6)	—
Transfers to stage 2	(338)	360	(22)	—
Transfers to stage 3	(39)	(91)	130	—
Amounts written-off (net of recovery)	(3)	(7)	(31)	(41)
Other	(69)	(31)	(33)	(133)
Foreign currency translation	283	54	7	344
Balance at December 31, 2025	$5,146	$800	$129	$6,075
The ECL allowance of the partnership’s significant loans receivable portfolio as at December 31, 2025 was $10 million for Stage 1 assets (2024: $11 million), $7 million for Stage 2 assets (2024: $9 million) and $25 million for Stage 3 assets (2024: $27 million). The impact on ECL allowance for exposures transferred between stages during the year was not significant.